SCHEDULE H, PART IV, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, PART IV, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)
TRANSCANADA 401(k) AND SAVINGS PLAN
EIN #: 98-0460263
PLAN #: 001
SCHEDULE H, PART IV, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AS OF DECEMBER 31, 2025

(a)	(b) Identity of Issue, Borrower, Lessor or Similar Party	(c) Description of Investment	(d) Cost of Investment**	(e) Current Value

	Interest Bearing Cash	Cash		$8,751

	Vanguard Federal Money Market Fund	Mutual Fund		43,013,194
	JPMorgan Equity Income Fund Class R6	Mutual Fund		42,699,870
	MFS International Diversification Fund R3	Mutual Fund		32,510,779
	Janus Henderson Enterprise Fund Class T	Mutual Fund		21,020,581
*	Fidelity® U.S. Bond Index Fund	Mutual Fund		20,044,720
	Baird Core Plus Bond Fund	Mutual Fund		18,172,467
*	Fidelity® Inflation-Protected Bond Index Fund	Mutual Fund		5,567,696
	Total mutual funds			$183,029,307

*	Fidelity® Growth Company Commingled Pool	Common Collective Trust		214,492,897
*	Fidelity® Spartan 500 Index Pool	Common Collective Trust		172,071,481
	Vanguard Target Retirement 2050	Common Collective Trust		97,564,699
	Vanguard Target Retirement 2040	Common Collective Trust		91,963,662
	Vanguard Target Retirement 2045	Common Collective Trust		81,753,832
	Vanguard Target Retirement 2030	Common Collective Trust		76,487,374
	Vanguard Target Retirement 2035	Common Collective Trust		71,642,692
	Vanguard Target Retirement 2055	Common Collective Trust		70,290,954
*	Fidelity® Spartan Extended Market Index Pool	Common Collective Trust		55,345,283
	Vanguard Target Retirement 2025	Common Collective Trust		40,887,098
	Vanguard Target Retirement 2060	Common Collective Trust		30,077,175
*	Fidelity® Spartan Total International Index Pool	Common Collective Trust		20,575,819
	Allspring Special Mid-Cap Value	Common Collective Trust		15,747,633
	Vanguard Target Retirement 2020	Common Collective Trust		14,593,246
	Vanguard Institutional Target Retirement Income Fund	Common Collective Trust		13,725,389
	Mellon Stable Value	Common Collective Trust		9,909,444
	Vanguard Target Retirement 2065	Common Collective Trust		5,232,014
	Vanguard Target Retirement 2070	Common Collective Trust		962,641
	Total common collective trusts			$1,083,323,333

*	TC Energy Corporation	Common Stock		11,723,574
*	TC Energy Stock Fund	Stock Purchase Account		9,061
	Total TC Energy common stock			$11,732,635

*	Fidelity® BrokerageLink	Participant Directed Brokerage Account		14,541,518

(a)	(b) Identity of Issue, Borrower, Lessor or Similar Party	(c) Description of Investment	(d) Cost of Investment**	(e) Current Value

	South Bow Corporation	Common Stock		988,388
	South Bow Stock Fund	Stock Purchase Account		1,366
	Total South Bow common stock			$989,754

	Total investments on the Statement of net assets available for benefits			$1,293,625,298

*	Participant Loans	Interest rates ranging from 3.25% to 9.50% maturing through 2041		16,440,591
	Total Assets Held			$1,310,065,889
*Represents a party-in-interest (Note 6).
**Cost omitted for participant-directed investments.
See accompanying Report of Independent Registered Public Accounting Firm.